Income Taxes - Schedule of Components of Deferred Taxes (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Lease liabilities	$ 6,629,247	$ 6,900,691
Inventory write down	611,670	249,367
Net operating losses	2,444,363	245,205
Total deferred tax assets	9,685,280	7,395,263
Less: valuation allowance	(3,186,778)	(474,982)
Total deferred tax assets, net of valuation allowance	6,498,502	6,920,281
Deferred tax liabilities:
Right of use assets	(6,320,395)	(6,920,281)
Net deferred tax assets	$ 178,107